UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	09/30/2011

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus

Institutional Preferred

Money Market Fund

SEMIANNUAL REPORT September 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of
the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2011. During the reporting period, the fund’s Prime shares produced an annualized yield of 0.15%, and its Reserve shares produced an annualized yield of 0.09%.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced annualized effective yields of 0.15% and 0.09%, respectively, for the same period.1

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged in a faltering U.S. economy.

Mixed Economic Data Sparked Shifts in Market Sentiment

The reporting period began in the midst of an apparent economic recovery. The unemployment rate had eased to 8.8% by the end of March 2011, commodity prices were climbing in response to robust global demand, and the Federal Reserve Board (the “Fed”) was in the midst of a quantitative easing program involving the purchase of $600 million of U.S.Treasury securities. Meanwhile, energy prices had surged higher, in part due to political turmoil in the Middle East, but the global economy took an unexpected hit in March, when devastating natural and nuclear disasters in Japan disrupted the global industrial supply chain. Nonetheless, as it has since December 2008, the Fed maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

In contrast to the relatively upbeat market environment at the start of the reporting period, economic headwinds began to intensify later in April when Greece appeared headed toward default on its sovereign debt and other members of the European Union continued to struggle with heavy debt loads and troubled banking systems. In addition, a contentious debate about government spending, borrowing and taxes dominated headlines in the United States as the federal government approached the upper limits of its debt authorization. However, some parts of the U.S. economy continued to fare well, including domestic manufacturing.

May produced more mixed economic data.While industrial production picked up, employment numbers proved disappointing, as the unemployment rate climbed to 9.1%.The housing market continued to deteriorate, posting declines in existing home sales and housing starts. The Fed ended its quantitative easing program in June, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated, and manufacturing activity continued to increase. These positive developments were largely offset by declining consumer confidence, weakness in U.S. housing markets and sluggish job creation. In fact, the unemployment rate crept higher to 9.2% in June, and it later was announced that U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets as Greece moved closer to default, and the U.S. Congress continued to engage in a rancorous debate about the federal budget deficit. Some of these worries came to a head in early August, when Congress passed legislation cutting government spending and raising the U.S. debt ceiling, and Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.The rating on short-term government debt, including securities purchased by many money market funds, was unchanged. Later in the month, hurricanes, drought and wildfires inflicted additional damage on an already battered economy.

September brought more turbulence in the financial markets as investors apparently believed that the U.S. economy was headed for recession. However, the data seemed to tell a somewhat different story, as the unemployment rate moderated to 9.0%, its lowest level since April, existing-home sales moved higher and evidence emerged that U.S. households had reduced their debt-service burdens to a level not seen

The Fund 3

LETTER TO SHAREHOLDERS (continued)

since 1994. However, investors remained fixated on the European sovereign debt crisis and the possibility that the problems plaguing governments and banks in the region might spread to other parts of the world.

Outlook Clouded by Macroeconomic Developments

As has been the case for some time, yields of money market instruments remained near zero percent throughout the reporting period. Yield differences along the market’s maturity spectrum remained relatively narrow, so it continued to make little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was slightly shorter than industry averages.

Despite a few glimmers of potential economic improvement late in the reporting period, the economic outlook remained cloudy for the fourth quarter of 2011 and beyond.The Fed has signaled that it is prepared to keep short-term interest rates near historical lows “at least through mid-2013,” and we see little reason to believe that monetary policymakers have changed their minds.Therefore, we intend to maintain the fund’s focus on quality and liquidity.

October 17, 2011

New York, NY

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2011 to September 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2011

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.50	$.80
Ending value (after expenses)	$1,000.80	$1,000.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2011

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.51	$.81
Ending value (after expenses)	$1,024.50	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—30.4%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.32%, 12/20/11	350,000,000		350,000,000
Barclays Bank
0.64%, 10/26/11	400,000,000	[a]	400,000,000
BNP Paribas (Yankee)
0.44%, 11/7/11	100,000,000		100,000,000
Credit Industriel et Commercial (Yankee)
0.47%—0.50%, 10/7/11—11/3/11	600,000,000		600,000,000
Natixis New York (Yankee)
0.49%—0.55%, 10/3/11—10/13/11	250,000,000		250,000,000
Nordea Bank Finland (Yankee)
0.30%, 12/22/11	400,000,000		400,000,000
Royal Bank of Scotland PLC (Yankee)
0.36%, 11/10/11	300,000,000		300,000,000
Societe Generale (Yankee)
0.40%, 10/18/11	380,000,000		380,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,780,000,000)			2,780,000,000

Commercial Paper—5.4%
Bank of Nova Scotia
0.01%, 10/3/11	400,000,000		399,999,778
Caisse Damort De La Dette Sociale
0.24%, 11/10/11	100,000,000		99,973,889
Total Commercial Paper
(cost $499,973,667)			499,973,667

Asset-Backed Commercial Paper—5.6%
Atlantis One Funding Corp.
0.02%, 10/3/11	115,000,000	[b]	114,999,872
Grampian Funding LLC
0.27%, 10/18/11	400,000,000	[b]	399,949,000
Total Asset-Backed Commercial Paper
(cost $514,948,872)			514,948,872

Time Deposits—28.2%
Bank of Tokyo-Mitsubishi Ltd. (Grand Cayman)
0.05%, 10/3/11	100,000,000		100,000,000
Credit Suisse (Grand Cayman)
0.01%, 10/3/11	400,000,000		400,000,000

	Principal
Time Deposits (continued)	Amount ($)		Value ($)
Deutsche Bank AG (Grand Cayman)
0.08%, 10/3/11	450,000,000		450,000,000
DnB NOR Bank ASA (Grand Cayman)
0.04%, 10/3/11	400,000,000		400,000,000
KBC Bank (Grand Cayman)
0.01%, 10/3/11	231,000,000		231,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.10%, 10/3/11	400,000,000		400,000,000
National Australia Bank (Grand Cayman)
0.01%, 10/3/11	400,000,000		400,000,000
Svenska Handelsbanken (Grand Cayman)
0.01%, 10/3/11	200,000,000		200,000,000
Total Time Deposits
(cost $2,581,000,000)			2,581,000,000

U.S. Government Agencies—5.4%
Federal Home Loan Bank
0.26%, 10/3/11	250,000,000	[a]	249,923,398
Federal Home Loan Mortgage Corp.
0.30%, 10/3/11	250,000,000	[a,c]	249,903,374
Total U.S. Government Agencies
(cost $499,826,772)			499,826,772

U.S. Treasury Bills—10.3%
0.01%—0.03%, 10/13/11—2/23/12
(cost $949,976,708)	950,000,000		949,976,708

Repurchase Agreements—14.7%
ABN AMRO Bank N.V.
0.07%, dated 9/30/11, due 10/3/11 in the
amount of $500,002,917 (fully collateralized by
$70,000,000 Federal Farm Credit Bank, 1.13%-2.10%,
due 2/27/14-7/20/16, value $70,567,802,
$80,000,000 Federal Home Loan Bank, 0%-3%,
due 12/12/11-6/24/13, value $81,332,306,
$145,000,00 Federal Home Loan Mortgage Corp.,
0%-5.13%, due 1/3/12-1/15/14, value $150,441,227
and $198,714,000 Federal National Mortgage
Association, 0%-5%, due 1/31/12-2/13/17,
value $207,658,938)	500,000,000		500,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
JPMorgan Chase & Co.
0.20%, dated 9/30/11, due 10/3/11 in the amount of
$350,005,833 (fully collateralized by $577,550,932
Corporate Bonds, 0%-7.87%, due 2/27/12-12/26/50,
value $360,501,574)	350,000,000	350,000,000
Societe Generale
0.07%, dated 9/30/11, due 10/3/11 in the amount of
$500,002,917 (fully collateralized by $511,434,496
Government National Mortgage Association, 4%-4.50%,
due 3/15/39-7/20/41, value $510,000,001)	500,000,000	500,000,000
Total Repurchase Agreements
(cost $1,350,000,000)		1,350,000,000

Total Investments (cost $9,175,726,019)	100.0%	9,175,726,019

Cash and Receivables (Net)	.0%	2,978,605

Net Assets	100.0%	9,178,704,624

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2011, these securities amounted to $514,948,872 or 5.6% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	62.9	Asset-Backed/Banking	5.6
U.S. Government/Agencies	15.7	Finance	1.1
Repurchase Agreements	14.7		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $1,350,000,000)—Note 1(b)	9,175,726,019	9,175,726,019
Cash		556,645
Interest receivable		3,745,429
		9,180,028,093
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		804,920
Payable for shares of Beneficial Interest redeemed		518,549
		1,323,469
Net Assets ($)		9,178,704,624
Composition of Net Assets ($):
Paid-in capital		9,178,681,405
Accumulated net realized gain (loss) on investments		23,219
Net Assets ($)		9,178,704,624

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	8,285,916,142	892,788,482
Shares Outstanding	8,285,908,798	892,772,607
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	14,788,897
Expenses:
Management fee—Note 2(a)	5,750,709
Distribution fees (Reserve Shares)—Note 2(b)	320,245
Trustees’ fees—Note 2(a,c)	107,032
Legal fees—Note 2(a)	28,265
Total Expenses	6,206,251
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,c)	(107,032)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(28,265)
Net Expenses	6,070,954
Investment Income—Net	8,717,943
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	289,539
Net Increase in Net Assets Resulting from Operations	9,007,482

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Operations ($):
Investment income—net	8,717,943	26,697,060
Net realized gain (loss) on investments	289,539	107,813
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,007,482	26,804,873
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(8,198,266)	(24,747,540)
Reserve Shares	(519,677)	(1,949,520)
Total Dividends	(8,717,943)	(26,697,060)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	23,440,338,964	35,100,968,944
Reserve Shares	3,133,570,364	5,868,041,773
Dividends reinvested:
Prime Shares	3,156,617	11,689,463
Reserve Shares	508,869	1,931,365
Cost of shares redeemed:
Prime Shares	(26,728,930,622)	(32,419,951,510)
Reserve Shares	(3,485,199,290)	(5,889,322,533)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,636,555,098)	2,673,357,502
Total Increase (Decrease) in Net Assets	(3,636,265,559)	2,673,465,315
Net Assets ($):
Beginning of Period	12,814,970,183	10,141,504,868
End of Period	9,178,704,624	12,814,970,183

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2011					Year Ended March 31,
Prime Shares	(Unaudited)		2011	2010	2009	2008	[a]	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00		1.00
Investment Operations:
Investment income—net	.001		.003	.003	.022	.049		.052
Distributions:
Dividends from
investment
income—net	(.001)		(.003)	(.003)	(.022)	(.049)		(.052)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00		1.00
Total Return (%)	.16	[b]	.26	.33	2.19	5.04		5.30
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.10	[b]	.10	.12	.12	.10		.10
Ratio of net expenses
to average net assets	.10	[b]	.10	.12	.12	.10		.10
Ratio of net investment
income to average
net assets	.16	[b]	.26	.32	2.38	4.84		5.19
Net Assets,
end of period
($ x 1,000)	8,285,916 11,571,089			8,878,284	8,426,342	14,543,795		8,214,835

a The fund commenced offering two classes of shares on December 7, 2007.The existing share were redesignated as
Prime Shares.
b Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2011			Year Ended March 31,
Reserve Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income —net	.000[b]	.002	.003	.021	.013
Distributions:
Dividends from
investment income—net	(.000)[b]	(.002)	(.003)	(.021)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10[c]	.20	.28	2.13	4.22[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16[c]	.16	.18	.18	.16[c]
Ratio of net expenses
to average net assets	.16[c]	.16	.18	.18	.16[c]
Ratio of net investment income
to average net assets	.10[c]	.20	.29	2.09	4.19[c]
Net Assets, end of period
($ x 1,000)	892,788	1,243,881	1,263,221	392,929	50

a From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b Amount represents less than $.001 per share.
c Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	9,175,726,019
Level 3—Significant Unobservable Inputs	—
Total	9,175,726,019
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended September 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $266,320 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2011. If not applied, $220,561 of the carryover expires in fiscal 2013 and $45,759 expires in fiscal 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2011 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all the of the fund’s expenses except for the management fee, Rule 12b-1 distribution plan fees, taxes, interest, brokerage commissions, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to theTrustees fees and expenses of independent counsel of the fund.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2011, Reserve shares were charged $320,245 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $762,113 and Rule 12b-1 distribution plan fees $42,807.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 13 and 14, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the“Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of March 31, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also con-

sidered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 23

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2011 MBSC Securities Corporation

Dreyfus

Institutional Preferred

Plus Money Market Fund

SEMIANNUAL REPORT September 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
18	Information About the Renewal of
the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the six-month period ended September 30, 2011. During the reporting period, the fund produced an annualized yield of 0.08%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.08% for the same period.1

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged in a faltering U.S. economy.

Mixed Economic Data Sparked Shifts in Market Sentiment

The reporting period began in the midst of an apparent economic recovery. The unemployment rate had eased to 8.8% by the end of March 2011, commodity prices were climbing in response to robust global demand, and the Federal Reserve Board (the “Fed”) was in the midst of a quantitative easing program involving the purchase of $600 million of U.S.Treasury securities. Meanwhile, energy prices had surged higher, in part due to political turmoil in the Middle East, but the global economy took an unexpected hit in March, when devastating natural and nuclear disasters in Japan disrupted the global industrial supply chain. Nonetheless, as it has since December 2008, the Fed maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

In contrast to the relatively upbeat market environment at the start of the reporting period, economic headwinds began to intensify later in April when Greece appeared headed toward default on its sovereign debt and other members of the European Union continued to struggle with heavy debt loads and troubled banking systems. In addition, a contentious debate about government spending, borrowing and taxes dominated headlines in the United States as the federal government approached the upper limits of its debt authorization. However, some parts of the U.S. economy continued to fare well, including domestic manufacturing.

2

May produced more mixed economic data. While industrial production picked up, employment numbers proved disappointing, as the unemployment rate climbed to 9.1%.The housing market continued to deteriorate, posting declines in existing home sales and housing starts. The Fed ended its quantitative easing program in June, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated, and manufacturing activity continued to increase. These positive developments were largely offset by declining consumer confidence, weakness in U.S. housing markets and sluggish job creation. In fact, the unemployment rate crept higher to 9.2% in June, and it later was announced that U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter of 2011.

July saw heightened turmoil in the financial markets as Greece moved closer to default, and the U.S. Congress continued to engage in a rancorous debate about the federal budget deficit. Some of these worries came to a head in early August, when Congress passed legislation cutting government spending and raising the U.S. debt ceiling, and Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. The rating on short-term government debt, including securities purchased by many money market funds, was unchanged. Later in the month, hurricanes, drought and wildfires inflicted additional damage on an already battered economy.

September brought more turbulence in the financial markets as investors apparently believed that the U.S. economy was headed for recession. However, the data seemed to tell a somewhat different story, as the unemployment rate moderated to 9.0%, its lowest level since April, existing-home sales moved higher and evidence emerged that U.S. households had reduced their debt-service burdens to a level not seen since 1994. However, investors remained fixated on the European sovereign debt crisis and the possibility that the problems plaguing governments and banks in the region might spread to other parts of the world.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Outlook Clouded by Macroeconomic Developments

As has been the case for some time, yields of money market instruments remained near zero percent throughout the reporting period. Yield differences along the market’s maturity spectrum remained relatively narrow, so it continued to make little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that slightly shorter than industry averages.

Despite a few glimmers of potential economic improvement late in the reporting period, the economic outlook remained cloudy for the fourth quarter of 2011 and beyond.The Fed has signaled that it is prepared to keep short-term interest rates near historical lows “at least through mid-2013,” and we see little reason to believe that monetary policymakers have changed their minds.Therefore, we intend to maintain the fund’s focus on quality and liquidity.

October 17, 2011

New York, NY

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been lower absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2011 to September 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2011

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,000.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2011

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,025.00

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—13.3%	Amount ($)		Value ($)
Credit Suisse (Yankee)
0.19%, 10/24/11	30,000,000		30,000,000
Mizuho Corporate Bank (Yankee)
0.20%, 10/25/11	30,000,000		30,000,000
State Street Bank and Trust Co.
0.15%, 10/24/11	30,000,000		30,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.20%, 10/24/11	30,000,000	[a]	30,000,000
Svenska Handelsbanken (Yankee)
0.15%, 10/25/11	30,000,000		30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $150,000,000)			150,000,000

Commercial Paper—14.2%
Bank of Nova Scotia
0.01%, 10/3/11	40,000,000		39,999,978
Barclays U.S. Funding
0.08%, 10/3/11	40,000,000		39,999,822
Deutsche Bank Financial LLC
0.08%, 10/3/11	40,000,000		39,999,822
UBS Finance Delaware Inc.
0.03%, 10/3/11	40,000,000		39,999,933
Total Commercial Paper
(cost $159,999,555)			159,999,555

Asset-Backed Commercial Paper—3.6%
Atlantis One Funding Corp.
0.02%, 10/3/11
(cost $39,999,956)	40,000,000	[a]	39,999,956

6

	Principal
Time Deposits—17.8%	Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd.
(Grand Cayman)
0.05%, 10/3/11	40,000,000	40,000,000
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.01%, 10/3/11	40,000,000	40,000,000
DnB NOR Bank ASA (Grand Cayman)
0.04%, 10/3/11	40,000,000	40,000,000
Nordea Bank Finland (Grand Cayman)
0.01%, 10/3/11	40,000,000	40,000,000
Royal Bank of Canada (Grand Cayman)
0.01%, 10/3/11	40,000,000	40,000,000
Total Time Deposits
(cost $200,000,000)		200,000,000

U.S. Government Agency—2.4%
Federal Home Loan Bank
0.01%, 12/2/11
(cost $26,999,767)	27,000,000	26,999,767

U.S. Treasury Bills—22.2%
0.00%—0.03%,
11/17/11—12/8/11
(cost $249,990,556)	250,000,000	249,990,556

U.S. Treasury Notes—2.4%
0.01%, 11/30/11
(cost $27,032,971)	27,000,000	27,032,971

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repuchase Agreements—24.1%	Amount ($)	Value ($)
Barclays Capital, Inc.
0.05%, dated 9/30/11, due 10/3/11 in the
amount of $131,000,546 (fully collateralized
by $118,210,700 U.S. Treasury Notes,
1.38%-3.63%, due 9/30/15-5/15/21,
value $133,620,016)	131,000,000	131,000,000
Deutsche Bank Securities Inc.
0.05%, dated 9/30/11, due 10/3/11 in the
amount of $140,000,583 (fully collateralized
by $143,211,000 Federal National Mortgage
Association, 0.55%-0.80%, due 9/6/13-9/12/14,
value $142,800,906)	140,000,000	140,000,000
Total Repurchase Agreements
(cost $271,000,000)		271,000,000

Total Investments (cost $1,125,022,805)	100.0%	1,125,022,805

Cash and Receivables (Net)	.0%	135,187

Net Assets	100.0%	1,125,157,992

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2011, these securities amounted to $69,999,956 or 6.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	45.3	Asset-Backed/Banking	3.6
U.S. Government/Agency	27.0
Repurchase Agreements	24.1		100.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement
of Investments (Including Repurchase
Agreements of $271,000,000)—Note 1(b)	1,125,022,805	1,125,022,805
Cash		60,602
Interest receivable		75,113
		1,125,158,520
Liabilities ($):
Cash overdraft due to Custodian		528
Net Assets ($)		1,125,157,992
Composition of Net Assets ($):
Paid-in capital		1,125,161,315
Accumulated net realized gain (loss) on investments		(3,323)
Net Assets ($)		1,125,157,992
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		1,125,161,315
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	404,911
Expenses:
Management fee—Note 2(a)	516,515
Trustees’ fees— Note 2(a,b)	13,120
Legal fees—Note 2(a)	3,015
Total Expenses	532,650
Less—reduction in management fee due to undertaking—Note 2(a)	(516,515)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,b)	(13,120)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(3,015)
Net Expenses	0
Investment Income—Net	404,911
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(3,323)
Net Increase in Net Assets Resulting from Operations	401,588

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Operations ($):
Investment income—net	404,911	1,919,729
Net realized gain (loss) on investments	(3,323)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	401,588	1,919,729
Dividends to Shareholders from ($):
Investment income—net	(404,911)	(1,919,729)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	4,599,044,831	8,470,883,751
Cost of shares redeemed	(4,425,903,420)	(8,257,878,930)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	173,141,411	213,004,821
Total Increase (Decrease) in Net Assets	173,138,088	213,004,821
Net Assets ($):
Beginning of Period	952,019,904	739,015,083
End of Period	1,125,157,992	952,019,904

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2011			Year Ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.002	.001	.015	.046	.052
Distributions:
Dividends from
investment income—net	(.000)[a]	(.002)	(.001)	(.015)	(.046)	(.052)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08[b]	.21	.14	1.50	4.73	5.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.10[b]	.10	.12	.12	.10	.10
Ratio of net expenses
to average net assets	.00[b]	.00	.02	.02	.00	.00
Ratio of net investment income
to average net assets	.08[b]	.20	.14	1.59	4.68	5.23
Net Assets, end of period
($ x 1,000)	1,125,158	952,020	739,015	725,259	710,716	886,165

a Amount represents less than $.001 per share.
b Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. One hundred percent of the fund’s outstanding shares are held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

14

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,125,022,805
Level 3—Significant Unobservable Inputs	—
Total	1,125,022,805
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions

16

as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2011 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, interest, brokerage commissions, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the trustees’ fees and expenses of independent counsel of the fund.

The Manager had undertaken from April 1, 2011 through September 30, 2011 to waive its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $516,515 during the period ended September 30, 2011.The waiver is voluntary, not contractual and can be terminated at any time.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 17

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 13 and 14, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

18

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of March 31, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the three- and four-year periods when the fund’s performance was below the Performance Group and Performance Universe medians.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fundís actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangements undertaken by Dreyfus.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fundís ìunitaryî fee structure. The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfusí profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is dispro-

20

portionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fundís investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 21

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2011 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)